Commitments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
The President, CEO, and director
Commitments
Termination benefits expenses	$ 321,000		$ 300,000
CFO
Commitments
Termination benefits expenses		$ 192,000